October 30, 2014

DREYFUS INVESTMENT FUNDS

Dreyfus/The Boston Company Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses

dated January 31, 2014

The following information supersedes and replaces the information contained in “Portfolio

Management” in the summary prospectus and “Fund Summary - Portfolio Management” in the statutory prospectus:

The fund's investment adviser is The Dreyfus Corporation (Dreyfus). Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Jonathan J. Piskorowski, CFA, are the fund's primary portfolio managers, positions they have held since February 2000, February 2000 and October 2014, respectively.  Mr. Corrado is a senior managing director and lead portfolio manager for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus.  Ms. Brandaleone is a director, portfolio manager and investment research analyst for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at TBCAM.  Mr. Piskorowski is a director and portfolio manager for the U.S. Small Cap Core strategy and investment research analyst for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at TBCAM.  Messrs. Corrado and Piskorowski and Ms. Brandaleone also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph of “Fund Details -

Management” in the statutory prospectus:

Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Jonathan J. Piskorowski, CFA, are the fund's primary portfolio managers, positions they have held since February 2000, February 2000 and October 2014, respectively.  Mr. Corrado is a senior managing director and lead portfolio manager for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at TBCAM, an affiliate of Dreyfus, where he has been employed since 2003. Ms. Brandaleone is a director, portfolio manager and investment analyst for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at TBCAM, where she has been employed since 2003.  Mr. Piskorowski is a director and portfolio manager for the U.S. Small Cap Core Equity strategy and investment research analyst for the U.S. Small Cap Value and U.S. Small Mid Cap Value strategies at TBCAM, where he has been employed since 2006.  Mr. Corrado, Ms. Brandaleone and Mr. Piskorowski have been employed by Dreyfus since December 2008, December 2008 and October 2014, respectively.  Messrs. Corrado and Piskorowski and Ms. Brandaleone manage the fund as employees of Dreyfus but use TBCAM's proprietary investment process.